Note 10 - Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
Note 10 - Property and Equipment

Property and equipment, at cost, consists of the following:

	December 31,
	2011	2010
	(in thousands)
Land	$47,195	$47,195
Leasehold improvements	88,204	85,419
Buildings and improvements	390,973	371,599
Furniture and equipment	123,613	116,909
Construction in progress	9,538	19,028
	659,523	640,150
Less: Accumulated Depreciation	(229,872)	(203,758)
	$429,651	$436,392